SENIOR UNSECURED DEBT (Tables)	12 Months Ended
Dec. 31, 2017
Debt Disclosure [Abstract]
Schedule of Senior Unsecured Debt
Loans payable consist of the following:

	As of December 31,
	2017	2016
	(Amounts in thousands)
Term loans under the Credit Suisse Term Loan Facility, net of unamortized discount and debt issuance costs of $1,207 at December 31, 2016	$—	$43,593
Non-recourse promissory notes, net of unamortized discount of $767 and $1,415, respectively	9,233	8,585
Total loans payable	$9,233	$52,178
The carrying value of the Company’s senior unsecured debt consist of the following:

	As of December 31,
	2017	2016
	(Amounts in thousands)
2026 Notes, net of unamortized discount and debt issuance costs of $3,266 and $3,802, respectively	$50,329	$49,793
2024 Notes, net of unamortized premium and debt issuance costs of $2,437 at December 31, 2017	66,563	—
Total senior unsecured debt	$116,892	$49,793